Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net gain / (loss) attributable to WISeKey International Holding Ltd (USD'000)	$ (15,360)	$ (27,475)	$ (20,340)
Common Stock Class A
Shares used in net gain / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Weighted average Class B Shares outstanding - diluted	1,600,880	1,600,880	1,600,880
Net gain / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (0.51)	$ (1.22)	$ (1.42)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (0.51)	$ (1.22)	$ (1.42)
Common Stock Class B
Shares used in net gain / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	2,878,136	2,087,972	1,272,761
Weighted average Class B Shares outstanding - diluted	2,878,136	2,087,972	1,272,761
Net gain / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (5.06)	$ (12.22)	$ (14.20)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (5.06)	$ (12.22)	$ (14.20)